POST BALANCE SHEET EVENTS	12 Months Ended
Mar. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
POST BALANCE SHEET EVENTS	22. POST BALANCE SHEET EVENTS There are no post balance sheet events to report.